Expense Example - ClassA ClassC ClassR ClassY - Victory RS Small Cap Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	699	960	1,242	2,042	313	1,293	2,367	5,028	178	614	1,076	2,355	112	452	815	1,838